UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-Q

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-09053

The MP 63 Fund, Inc.

(Exact name of registrant as specified in charter)

MP 63 Fund, Inc.

8000 Town Centre Drive Suite 400

Broadview Heights, OH 44147

(Address of principal executive offices) (Zip code)

MP 63 Fund Inc.

8000 Town Centre Drive Suite 400

Broadview Heights, OH 44147

 (Name and address of agent for service)

Registrant's telephone number, including area code: (914) 925-0022

Date of fiscal year end: February 28

Date of reporting period: November 30, 2019

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, and 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.

The MP63 Fund, Inc.

	Schedule of Investments
	November 30, 2019 (Unaudited)
Shares/Principal Amount of Assets		Market Value

COMMON STOCKS - 97.64%

Aerospace/Aircrafts/Defense - 6.07%
3,571	Boeing Co.	$ 1,307,629
8,830	Raytheon Co.	1,919,818
9,765	United Technologies Corp.	1,448,540
		4,675,987
Auto Parts-Retail/Wholesale - 1.45%
10,705	Genuine Parts Co.	1,117,281

Banks - 5.47%
36,780	Bank of America Corp.	1,225,509
28,550	BB&T Corp. *	1,562,256
23,820	US Bancorp	1,429,914
		4,217,679
Beverages - 2.97%
22,290	Coca-Cola Co.	1,190,286
8,060	PepsiCo, Inc.	1,094,790
		2,285,076
Biological Products - 0.35%
4,020	Gilead Sciences, Inc.	270,305

Cable & Other Pay Television Services - 1.56%
27,250	Comcast Corp., Class A	1,203,087

Chemicals-Diversified - 2.11%
22,100	RPM International, Inc.	1,629,433

Commercial Services - 2.00%
8,246	Ecolab, Inc.	1,539,281

Communications Equipment - 1.22%
11,250	Qualcomm, Inc.	939,938

Containers-Paper/Plastic - 1.20%
89,840	Amcor, Plc. (Jersey)	921,758

Cosmetics & Personal Care - 1.17%
13,317	Colgate-Palmolive Co.	903,159

Diversified Operations - 2.69%
5,945	3M Co.	1,009,283
36,580	Corning, Inc.	1,062,283
		2,071,566
Electronic Equipment - 1.64%
17,090	Emerson Electric Co.	1,262,267

Electronic-Semiconductors - 2.42%
32,060	Intel Corp.	1,861,083

Financial Services - 1.62%
14,520	Paychex, Inc.	1,250,462

Food-Misc. Preparation - 4.61%
19,165	Archer Daniels-Midland Co.	822,753
27,120	ConAgra Foods, Inc.	782,954
13,040	General Mills, Inc.	695,293
28,098	Hormel Foods Corp.	1,251,204
		3,552,204
General Household Products - 1.95%
9,523	Stanley Black & Decker, Inc.	1,502,158

Healthcare - 0.22%
1,900	Abbvie Inc.	166,687

Insurance-Life/Property/Casual - 3.15%
21,185	AFLAC, Inc.	1,161,785
9,252	Travelers Companies, Inc.	1,264,933
		2,426,718
Leisure Products - 1.06%
8,320	Polaris Industries, Inc.	812,864

Leisure Services - 1.27%
6,480	The Walt Disney Co. *	982,238

Machinery - Const./Mining/Farming - 3.37%
8,495	Caterpillar, Inc.	1,229,481
8,116	Deere & Co.	1,363,894
		2,593,375
Machinery - Electrical Equipment - 3.60%
12,164	Dover Corp.	1,356,043
6,020	Johnson Controls, Inc.	257,837
15,573	Tennant Co.	1,159,566
		2,773,446
Manufacturing - 2.22%
9,793	Illinois Tool Works, Inc.	1,707,214

Medical/Dental - Supplies - 2.39%
7,112	Becton Dickinson & Co.	1,838,452

Medical Instruments/Products - 1.70%
11,790	Medtronic, Inc.	1,313,288

Medical Drugs - 4.02%
15,070	Abbott Laboratories	1,287,732
10,973	Johnson & Johnson	1,508,678
1,200	Merck & Co. Inc.	104,616
5,190	Pfizer, Inc.	199,919
		3,100,945
National Commercial Banks - 0.81%
4,765	JPMorgan Chase Co.	627,836

Oil & Gas - International - 1.02%
11,590	Exxon Mobil Corp.	789,627

Paper & Paper Products - 1.45%
8,190	Kimberly Clark Corp.	1,116,625

Petroleum Refining - 0.89%
5,883	Chevron Corp.	689,076

Refuse Systems - 1.67%
11,390	Waste Management, Inc.	1,286,045

Retail - Catalog & Mail Order Houses - 0.38%
162	Amazon.com, Inc. *	291,730

Retail - Food & Restaurant - 1.76%
5,820	Starbucks Corp.	497,203
8,515	Yum! Brands, Inc.	857,205
		1,354,408
Retail - Variety Stores - 2.21%
5,673	Costco Wholesale Corp.	1,700,822

Retail/Wholesale - Building Products - 2.22%
7,740	Home Depot, Inc.	1,706,747

Services - Computer Programming, Data Processing, Etc. - 0.90%
534	Alphabet, Inc. Class A *	696,384

Services-Prepackaged Software - 3.01%
15,298	Microsoft Corp.	2,315,811

Shoes & Related Apparel - 0.62%
5,110	Nike Inc. Class B	477,734

Soap, Detergent, Cleaning Preparations, Perfumes, Cosmetics - 1.80%
11,343	Proctor & Gamble Co.	1,384,527

Telecommunications Services - 1.38%
28,500	AT&T, Inc.	1,065,330

Textile - Apparel/Mill Products - 1.59%
13,820	VF Corp.	1,223,623

Transportation - Equipment/Leasing - 0.76%
11,120	Ryder Systems, Inc.	583,689

Transportation - Railroads - 2.16%
9,441	Union Pacific Corp.	1,661,522

Utility-Electric - 6.55%
6,474	Dominion Resources Inc.	538,054
10,346	Duke Energy Corp.	912,207
8,236	Edison International	569,108
31,610	MDU Resources Group, Inc.	917,954
9,026	NextEra Energy, Inc.	2,110,459
		5,047,782
Utility - Gas Distribution - .86%
14,680	National Fuel Gas Co.	660,894

Utility - Water - 2.12%
36,860	Aqua America, Inc.	1,631,792

TOTAL FOR COMMON STOCK (Cost $34,352,357) - 97.64%		75,229,955

CASH & EQUIVALENTS - 2.13%
1,642,417	Fidelity Money Market Portfolio Select Class (Cost $1,642,417) 1.52%**	1,642,417

TOTAL INVESTMENTS (Cost $35,994,774) - 99.74% ***		76,872,372

OTHER ASSETS LESS LIABILITIES - 0.23%		173,377

NET ASSETS - 100.00%		$ 77,045,749

* Non-Income Producing
** Variable rate security; the coupon rate shown represents the yield at November 30, 2019.

*** At November 30, 2019, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $35,994,774 amounted to $40,877,598 which consisted of aggregate gross unrealized appreciation of $41,108,200 and aggregate gross unrealized depreciation of $230,601.

The MP63 Fund, Inc.

Notes to Financial Statements
November 30, 2019 (Unaudited)
1. SECURITY TRANSACTIONS

At November 30, 2019, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $35,994,774 amounted to $40,877,598 which consisted of aggregate gross unrealized appreciation of $41,108,200 and aggregate gross unrealized depreciation of $230,601.

2. SECURITY VALUATIONS

Security Valuation - Portfolio securities traded on a national securities exchange are stated at the last reported sales price or a market’s official close price on the day of valuation. Portfolio securities for which market quotations are readily available are valued at market value. Portfolio securities for which market quotations are not considered readily available are valued at fair value on the basis of valuations furnished by a pricing service approved by the Board of Directors. The pricing service determines valuations for normal, institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships between securities that are generally recognized by institutional traders. There were no securities valued under this pricing service for 2009 or 2008.

Fixed income securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices accurately reflect the fair market value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. If the Advisor decides that a price provided by the pricing service does not accurately reflect the fair market value of the securities, when prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Advisor, in conformity with guidelines adopted by and subject to review of the Board of Trustees. Short term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value.

In accordance with the Trust’s good faith pricing guidelines, the Advisor is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above.  No single standard for determining fair value controls, since fair value depends upon the circumstances of each individual case.  As a general principle, the current fair value of securities being valued by the Advisor would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale.  Methods which are in accord with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods.  No securities were Fair Valued as of November 30, 2009.

In accordance with FAS 157, fair value is defined as the price that the Funds would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. FAS 157 also establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency  of  inputs  to  the valuation of an asset or liability.  The three-tier hierarchy of inputs is summarized below:

Level 1 - quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of November 30, 2019:

Valuation Inputs of Assets	Level 1	Level 2	Level 3	Total
Common Stock	$75,229,955	$0	$0	$75,229,955
Cash Equivalents	$1,642,417	$0	$0	$1,642,417
Total	$76,872,372	$0	$0	$76,872,372

ITEM 2. CONTROLS AND PROCEDURES.

      (a)

EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

      (b)

CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The MP 63 Fund, Inc.

By /s/Vita Nelson

*Vita Nelson

President

Date January 8, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/Vita Nelson

*Vita Nelson

President

Date January 8, 2020

By /s/Mario Medina

*Mario Medina

Treasurer

Date January 8, 2020

* Print the name and title of each signing officer under his or her signature.